Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income before income taxes (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,037,147	¥ 939,762
Unrealized gain (loss) on investments in equity securities held for operating purposes		1,630	(1,993)
Consolidated net revenue	[1]	1,038,777	937,769
Non-interest expenses		741,850	701,828
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	[2]	741,850	701,828
Income before income taxes		295,297	237,934
Unrealized gain (loss) on investments in equity securities held for operating purposes		1,630	(1,993)
Consolidated income before income taxes		¥ 296,927	¥ 235,941

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes primarily personnel expenses, occupancy, technology, and professional fees.